Schedule of Restricted Stock Awards Activity (Details) - Restricted Stock [Member] - $ / shares	3 Months Ended					12 Months Ended
	Sep. 30, 2024		Jun. 30, 2024		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Restricted shares unvested						191,622	191,622
Weighted Average Grant Fair Value, Restricted shares unvested						$ 295.00	$ 295.00
Number of Shares, Granted	2,654,281	[1]	2,669,932	[1]	3,101,277	350,000		191,622
Weighted Average Grant Fair Value, Granted	$ 0.86	[1]	$ 1.05	[1]	$ 1.40	$ 2.91
Number of Shares, Vested	2,654,281	[1]	2,669,932	[1]	3,101,277	398,590
Weighted Average Grant Fair Value, Vested	$ 0.86	[1]	$ 1.05	[1]	$ 1.40	$ 2.91
Number of Shares, Forfeited/ cancelled						143,032
Weighted Average Grant Fair Value, Forfeited/cancelled
Number of Shares, Restricted shares unvested							191,622	191,622
Weighted Average Grant Fair Value, Restricted shares unvested							$ 295.00	$ 295.00
Shares available for nonvested, forfeited						(143,032)

[1]	Of the shares granted during the quarters ending June 30, 2024 and September 30, 2024 approximately 1.75 millionn and 2.1 million shares were granted in lieu of making cash payments to satisfy accrued liabilities and approximately 900K shares were issued to compensate for consulting services incurred during the quarter. All shares were registered in the S1 filing and no longer restricted.